Intangibles - Movements in maintenance rights (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	$ 642,825
Maintenance rights at end of period	610,252
Maintenance Rights
Finite-lived Intangible Assets [Roll Forward]
Maintenance rights at beginning of period	642,825	$ 794,798
EOL and MR contract maintenance rights expense	(6,170)	(28,078)
MR contract maintenance rights write-off due to maintenance liability release	(7,340)	(1,841)
EOL contract maintenance rights write-off due to cash receipt	(16,701)	(35,346)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(2,362)	(1,860)
Maintenance rights at end of period	$ 610,252	$ 727,673